Share capital	12 Months Ended
Dec. 31, 2019
Disclosure of classes of share capital [abstract]
Share capital [Text Block]

23. Share capital

(a) Preference shares:

Authorized: Unlimited preference shares without par value

(b) Common shares:

Authorized: Unlimited common shares without par value

Issued and fully paid:

	Year ended Dec. 31, 2019		Year ended Dec. 31, 2018
	Common shares	Amount	Common shares	Amount
Balance, beginning of year	261,272,151	$1,777,340	261,271,188	$1,777,409
Share issue costs, net of tax	-	-	-	(80)
Warrants exercised	-	-	963	11
Balance, end of year	261,272,151	$1,777,340	261,272,151	$1,777,340

During the year ended December 31, 2019, the Company declared two semi-annual dividends of C$0.01 per share each. The Company paid $1,955 and $1,972 in dividends on March 29, 2019 and September 27, 2019 to shareholders of record as of March 8, 2019 and September 6, 2019.

During the year ended December 31, 2018 , the Company paid $2,026 and $2,019 on March 29, 2018 and September 28, 2018 to shareholders of record as of March 9, 2018 and September 7, 2018, respectively.

The Company declared a semi-annual dividend of C$0.01 per share on February 20, 2020. The dividend    will be paid on March 27, 2020 to shareholders of record as of March 10, 2020 and is expected to total C$2,613.